DEBT AND MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Sep. 30, 2015
DEBT AND MORTGAGE-BACKED SECURITIES
Schedule of amortized cost and estimated fair value of debt and mortgage-backed securities held to maturity and available for sale

	September 30, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:

Debt obligations of government- sponsored entities	$39,688,302	$9,781	$(8,272)	$39,689,811
Mortgage-backed securities:
Ginnie Mae	22,783	630	—	23,413
Fannie Mae	2,487,024	116,593	—	2,603,617
Collateralized mortgage obligations:
Freddie Mac	2,931	35	—	2,966

Total held to maturity	$42,201,040	$127,039	$(8,272)	$42,319,807

Weighted average yield at end of year	0.55%

AVAILABLE FOR SALE:
Debt obligations of government- sponsored entities	$5,173,663	$2,128	$—	$5,175,791
Mortgage-backed securities:
Ginnie Mae	147,999	3,041	—	151,040

Total available for sale	$5,321,662	$5,169	$—	$5,326,831

Weighted average yield at end of year	0.67%

	September 30, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:

Debt obligations of U.S. Treasury	$5,004,751	$3,061	$—	$5,007,812
Debt obligations of government- sponsored entities	20,078,936	2,107	(14,267)	20,066,776
Mortgage-backed securities:
Ginnie Mae	44,619	1,274	(1)	45,892
Fannie Mae	3,219,744	152,428	—	3,372,172
Collateralized mortgage obligations:
Freddie Mac	3,619	31	—	3,650

Total held to maturity	$28,351,669	$158,901	$(14,268)	$28,496,302

Weighted average yield at end of year	0.58%

AVAILABLE FOR SALE:
Debt obligations of government- sponsored entities	$12,943,684	$1,428	$(47,554)	$12,897,558
Mortgage-backed securities:
Ginnie Mae	178,197	3,851	—	182,048

Total available for sale	$13,121,881	$5,279	$(47,554)	$13,079,606

Weighted average yield at end of year	0.63%

Summary displaying the length of time debt securities available for sale were in a continuous unrealized loss position

September 30, 2015
	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Held to Maturity:
Debt obligations of government-sponsored entities	$10,088,530	$7,180	$4,998,330	$1,092	$15,086,860	$8,272

	September 30, 2014
	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Held to Maturity:
Debt obligations of government-sponsored entities	$15,064,137	$14,267	$—	$—	$15,064,137	$14,267
Mortgage-backed securities
Ginnie Mae	2,658	1	—	—	2,658	1
Available for Sale:
Debt obligations of government-sponsored entities	4,999,806	14,362	2,891,808	33,192	7,891,614	47,554

Total	$20,066,601	$28,630	$2,891,808	$33,192	$22,958,409	$61,822

Schedule of amortized cost and fair values of held-to-maturity and available-for-sale debt and mortgage-backed securities by contractual maturity

The amortized cost and fair values of held-to-maturity and available-for-sale debt and mortgage-backed securities at September 30, 2015, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to maturity:
One year or less	$15,013,486	$15,015,463	$—	$—
Over one through five years	24,797,305	24,797,906	5,232,755	5,237,922
Over five through ten years	2,930	2,966	—	—
Over ten years	2,387,319	2,503,472	88,907	88,909

Tota1	$42,201,040	$42,319,807	$5,321,662	$5,326,831